Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia Adaptive Risk Allocation Fund-Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,425		$ 9,374	$ 10,343	$ 11,075	$ 11,333	$ 11,946	$ 14,236	$ 13,721	$ 12,927	$ 14,253	$ 15,331
Columbia Adaptive Risk Allocation Fund-Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		9,874	10,820	11,490	11,670	12,221	14,438	13,804	12,925	14,135	15,088
Columbia Adaptive Risk Allocation Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,975	11,037	11,838	12,154	12,837	15,327	14,811	13,993	15,480	16,673
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		9,985	11,052	11,851	12,165	12,857	15,349	14,834	14,003	15,484	16,689
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		9,985	11,068	11,875	12,192	12,891	15,409	14,885	14,071	15,564	16,766
Columbia Adaptive Risk Allocation Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		9,945	10,974	11,750	12,024	12,674	15,104	14,557	13,715	15,122	16,270
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		10,532	10,613	10,796	11,129	11,752	12,277	10,655	10,178	10,256	10,978
Blended Benchmark 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index
Accumulated Value	10,000		9,844	10,993	11,802	12,194	13,063	15,964	15,193	15,413	17,859	19,672
FTSE Three-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Three-Month U.S. Treasury Bill Index
Accumulated Value	10,000		10,012	10,052	10,178	10,406	10,588	10,598	10,611	10,969	11,585	12,161
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Accumulated Value	10,000		9,458	11,116	12,432	12,271	12,937	18,351	17,106	17,252	21,315	24,225
Blended Benchmark 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Accumulated Value	$ 10,000		$ 9,899	$ 10,949	$ 11,798	$ 11,887	$ 12,599	$ 15,854	$ 14,382	$ 14,220	$ 16,216	$ 18,013